ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

November 1, 2024

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Perpetual Americas Funds Trust (the “Trust”)

(File Nos. 333-249784 and 811-23615)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that the definitive form of Statement of Additional Information for the Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund, does not differ from that contained in the Trust’s Post Effective Amendment No. 26 to its Registration Statement on Form N-1A, which was filed by electronic transmission on October 28, 2024 (Accession No. 0001193125-24-245692).

Please contact me at (617) 235-4730 with any questions or comments regarding this matter.

Sincerely,

/s/ Jonathan Upchurch
Jonathan Upchurch, Esq.

cc:	George B. Raine, Esq.
Angela C. Jaimes, Esq.